Note 6 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Amount	$ 23,589
Finite-Lived Intangible Asset, Useful Life	13 years 146 days
Customer Lists and Relationships [Member]
Amount	$ 8,249
Finite-Lived Intangible Asset, Useful Life	11 years 182 days
Franchise Rights [Member]
Amount	$ 6,232
Finite-Lived Intangible Asset, Useful Life	8 years 219 days
Trademarks and Trade Names [Member]
Amount	$ 721
Finite-Lived Intangible Asset, Useful Life	14 years 182 days
Other Intangible Assets [Member]
Amount	$ 8,387
Finite-Lived Intangible Asset, Useful Life	18 years 292 days